Retirement Plans (Tables)	12 Months Ended
Dec. 31, 2012
Funded Status and Accrued Pension Cost

The following table sets forth the funded status at December 31 (amounts in thousands):

	2012	2011
CHANGE IN BENEFIT OBLIGATION:
Benefit obligation at beginning of year	$92,575	$80,278
Interest cost	3,655	4,151
Actuarial loss	5,998	13,402
Benefits paid	(5,844)	(5,256)

Benefit obligation at end of year	96,384	92,575

CHANGE IN PLAN ASSETS:
Fair value of plan assets at beginning of year	62,265	66,687
Actual return on plan assets	9,061	(1,692)
Employer contributions	4,129	2,526
Benefits paid	(5,844)	(5,256)

Fair value of plan assets at end of year	69,611	62,265

Funded status and accrued pension cost	$(26,773)	$(30,310)

Net Periodic Pension Expense

Net periodic pension expense reflected in the accompanying consolidated statements of operations included the following components for the years ended December 31 (amounts in thousands):

	2012	2011	2010

Interest cost	$3,655	$4,151	$4,229
Expected return on plan assets	(4,808)	(5,280)	(4,783)
Recognized net actuarial loss	3,611	2,404	2,283
Net settlement loss	1,960	—	—

Total net periodic pension expense	$4,418	$1,275	$1,729

Weighted Average Assumptions Used in Benefit Obligation

The weighted-average assumptions used to determine the benefit obligation at December 31 are as follows:

	2012	2011	2010

Discount rate	3.60%	4.13%	5.28%
Rate of compensation increase	N/A	N/A	N/A
Measurement date	12/31/2012	12/31/2011	12/31/2010

Weighted Average Assumptions Used in Determine Net Periodic Pension Expense

The weighted-average assumptions used to determine the net periodic pension expense for years ended December 31 are as follows:

	2012	2011	2010

Discount rate	3.98%	5.28%	5.84%
Rate of compensation increase	N/A	N/A	N/A
Expected long-term rate of return on plan assets	7.50%	8.00%	8.00%
Measurement date	12/31/2012	12/31/2011	12/31/2010

Allocation of Defined Benefit Pension Plans Assets by Asset Class

The allocation of the defined benefit pension plan’s assets as of the respective measurement date for each year, by asset class, are as follows (amounts in thousands):

Asset Class	2012	2011

Cash	$5,369	$1,715
Equity securities
U.S. Large Cap (a)	21,039	18,584
U.S. Mid Cap (a)	7,482	6,915
International (b)	7,313	6,929
Core fixed income (c)	21,687	21,466
High-yield fixed income (d)	6,721	6,656

Total	$69,611	$62,265

(a)	Consists of actively-managed domestic equity mutual funds. Underlying holdings are diversified by sector and industry.
(b)	Consists of an actively-managed international equity mutual fund. Underlying holdings are diversified by country, sector and industry. The fund may invest a portion of its assets in emerging markets, which entails additional risk.
(c)	Consists of an actively-managed fixed income mutual fund. The fund predominantly invests in investment-grade bonds of U.S. issuers from diverse sectors and industries. The fund also invests in government-backed debt. The fund can invest a portion of its assets in below-investment grade debt and non-U.S. debt, which entails additional risk.
(d)	Consists of actively-managed high-yield fixed income mutual funds. The funds invest in investment grade and below-investment grade bonds, with a focus on below-investment grade bonds of U.S. issuers. Underlying holdings are diversified by sector and industry. The funds can invest a portion of its assets in the debt of non-U.S. issuers, which entails additional risk.

Expected Future Benefit Payments

The Company expects to contribute $1.6 million to its defined benefit pension plan in 2013. Based on the Company’s assumptions discussed above, the Company expects to make the following estimated future benefit payments under the plan during the years ending December 31 (amounts in thousands):

2013	$3,183
2014	3,793
2015	4,735
2016	3,949
2017	4,555
2018 - 2022	30,384